Evaluation tools at customers (Tables)	12 Months Ended
Dec. 31, 2014
Other Inventory, Gross [Abstract]
Schedule of changes in the Amount of Evaluation Tools
The changes in the amount of evaluation tools are as follows:

	December 31,
	2013	2014
Balance at beginning of year	16,922	13,332
Evaluation tools shipped	8,329	12,845
Depreciation	(3,771)	(3,448)
Evaluation tools sold	(6,221)	(4,814)
Reclassification	—	(1,391)
Foreign currency translation effect	(1,927)	1,243
Balance at end of year	13,332	17,767

Useful lives in years:	5